RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,062	$ 19,167	$ 19,488
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,083	9,350	9,499
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,908	9,749	9,883
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 71	$ 68	$ 106